Guarantees - Additional Information (Detail) (USD $)									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent Company [Member] Debt Securities Payable Member	Dec. 31, 2011 Parent Company [Member] Debt Securities Payable Member	Dec. 31, 2012 Loans With Recourse [Member]	Dec. 31, 2011 Loans With Recourse [Member]	Dec. 31, 2012 Serviced Mortgage Loans [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member]	Dec. 31, 2012 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Loans With Recourse [Member]	Dec. 31, 2012 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2011 Serviced Mortgage Loans [Member] Puerto Rico Banking Subsidiaries Loans Serviced Under Representation Warranties [Member]	Dec. 31, 2012 Serviced Mortgage Loans For Which Loan Originator Discharged From Repurchae Obligation And Claim [Member]	Dec. 31, 2011 Serviced Mortgage Loans For Which Loan Originator Discharged From Repurchae Obligation And Claim [Member]	Dec. 31, 2012 Financial Standby Letter Of Credit Member	Dec. 31, 2011 Financial Standby Letter Of Credit Member	Dec. 31, 2012 Indemnification Guarantee Member E Loan [Member]	Dec. 31, 2011 Indemnification Guarantee Member E Loan [Member]	Dec. 31, 2010 Indemnification Guarantee Member E Loan [Member]	Dec. 31, 2012 Guarantee Type, Other [Member] Parent Company [Member] Underlying Other Member	Dec. 31, 2011 Guarantee Type, Other [Member] Parent Company [Member] Underlying Other Member	Dec. 31, 2012 Financial Guarantee Member	Dec. 31, 2011 Financial Guarantee Member	Dec. 31, 2010 Financial Guarantee Member
Guarantor Obligations [Line Items]
Guarantees, unamortized balance of the obligations			$ 500,000,000	$ 700,000,000											$ 600,000	$ 500,000				$ 1,400,000,000	$ 1,400,000,000
Unpaid Principal Balance F D I C Agreement													2,900,000,000	3,500,000,000
Repurchased Loans									157,000,000	241,000,000	3,200,000	22,000,000
Valuation Allowances And Reserves Balance													7,600,000	8,500,000			7,740,000	10,625,000	30,659,000			51,673,000	58,659,000	53,729,000
Funds Advanced To Investors Under Servicing Agreements	19,000,000	32,000,000
Qualitative And Quantitative Information Assets Or Liabilities For Transferors Continuing Involvement In Securitization Or Assetbacked Financing Arrangement Principal Amounts Outstanding					2,900,000,000	3,500,000,000	16,700,000,000	17,300,000,000
Losses Recorded From Reps Warrants Repurchases											$ 500,000	$ 2,500,000